Goodwill and Other Intangibles - Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Intangible Assets[Line Items]
Indefinite-lived intangible assets, Trademarks	$ 10,498		$ 10,498	$ 10,498
Finite-lived intangible assets, accumulated amortization	(13,028)		(13,028)	(12,701)
Intangible assets, gross	37,859		37,859	41,753
Intangible assets, net	24,831		$ 24,831	$ 29,052
Weighted Average Life (years)			13 years 10 months 24 days	15 years 3 months 18 days
Loss on assets held for sale			$ 2,533	$ 0	$ 0
Amortization of intangible assets			1,785	2,233	$ 2,341
Disposal Group, Held-for-sale, Not Discontinued Operations
Other Intangible Assets[Line Items]
Intangible assets, net	28		28
Disposal Group, Held-for-sale, Not Discontinued Operations | Omnicare Long-Term Care Business | Pharmacy & Consumer Wellness
Other Intangible Assets[Line Items]
Loss on assets held for sale	12	$ 2,500	2,500
Customer contracts/relationships and covenants not to compete
Other Intangible Assets[Line Items]
Finite-lived intangible assets, gross carrying amount	21,206		21,206	25,084
Finite-lived intangible assets, accumulated amortization	(10,668)		(10,668)	(10,564)
Finite-lived intangible assets, net carrying amount	10,538		$ 10,538	$ 14,520
Weighted Average Life (years)			13 years 3 months 18 days	15 years
Technology
Other Intangible Assets[Line Items]
Finite-lived intangible assets, gross carrying amount	1,060		$ 1,060	$ 1,060
Finite-lived intangible assets, accumulated amortization	(1,060)		(1,060)	(1,060)
Finite-lived intangible assets, net carrying amount	0		$ 0	$ 0
Weighted Average Life (years)			0 years	0 years
Provider networks
Other Intangible Assets[Line Items]
Finite-lived intangible assets, gross carrying amount	4,203		$ 4,203	$ 4,203
Finite-lived intangible assets, accumulated amortization	(862)		(862)	(651)
Finite-lived intangible assets, net carrying amount	3,341		$ 3,341	$ 3,552
Weighted Average Life (years)			20 years	20 years
Value of Business Acquired
Other Intangible Assets[Line Items]
Finite-lived intangible assets, gross carrying amount	590		$ 590	$ 590
Finite-lived intangible assets, accumulated amortization	(174)		(174)	(147)
Finite-lived intangible assets, net carrying amount	416		$ 416	$ 443
Weighted Average Life (years)			20 years	20 years
Other
Other Intangible Assets[Line Items]
Finite-lived intangible assets, gross carrying amount	302		$ 302	$ 318
Finite-lived intangible assets, accumulated amortization	(264)		(264)	(279)
Finite-lived intangible assets, net carrying amount	$ 38		$ 38	$ 39
Weighted Average Life (years)			12 years 4 months 24 days	8 years 4 months 24 days